Income Tax - Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Current tax
Current tax expenses recognized for the year	$ 9,199		$ 8,875	$ 8,863
Income tax on unappropriated earnings	122		(31)	137
Income tax adjustments on prior years	(176)		(128)	(141)
Others	4		4	7
Current tax	9,149		8,720	8,866
Deferred tax
Deferred tax expense recognized for the year	176		218	318
Income tax adjustments on prior years	8		9	151
Deferred tax	184		227	469
Income tax recognized in profit or loss	$ 9,333	$ 285	$ 8,947	$ 9,335